SHARE-BASED COMPENSATION - Summary of options activities (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE-BASED COMPENSATION
Granted options	19,207,847
Number of options outstanding	28,357,355	12,082,166
Market and Service-based Options
SHARE-BASED COMPENSATION
Granted options	15,989,193
Number of options outstanding	15,989,193